Share-Based Payments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Share-Based Payments

Note 12: Share-based payments

The payments in shares of stock involve all the warrants (BSAs/BSPCEs), stock options and free shares granted to employees, non-employee members of the Board of Directors, scientific consultants, or service providers.

The warrants and stock options granted may be exercised at any time after a vesting period of between 0 and 4 years and become null and void after a period of 10 years from the date they are granted. The acquisition of the warrants by the recipients is not subject to market conditions.

The expense representing the benefit granted is recorded in the financial statements using the straight-line method as a personnel expense over the vesting period.

The acquisition of free shares and exercise of stock options depend on the existence of an employment contract or holding a corporate office between the recipient and the Company. Similarly, the exercise of the equity warrants depends on the existence of a directorship or consultant contract between the beneficiary and the Company.

For the six months ended June 30, 2019:

•

721,000 stock options were granted to the CEO and US employees with exercise prices between €14.58 and €16.99. Contingent upon the holders’ continued employment with the Company, these stock options can be vested over a four-year vesting period, on the basis of 25% one year after the grant and 12.5% every 6 months, The exercise will be subject to the following performance condition: approval of Viaskin Peanut by the United States Food and Drug Administration (FDA). The options will be forfeited 10 years after their grant;

•

One free shares plan was granted to French employees for a total of 100,000 shares. The definitive allocation of the free shares will only occur at the later of the following two dates: (i) expiry of the current vesting period as from their initial allocation and (ii) approval of Viaskin Peanut by the United States Food and Drug Administration (FDA) (performance condition). These free shares are subject to a 2 years’ retention period.

The definitive allocation of the free shares, subject to a presence requirement, will only occur at the later of the following two dates:

•	expiry of the current vesting period as from their initial allocation and

•	approval of Viaskin Peanut by the FDA (performance condition).

These free shares are subject to a 2 years’ retention period.

The IFRS 2 expense recorded for the six months ended June 30, 2019 amounts to €8.0 million compared to €16.8 million for the six months ended June 30, 2018.

As of June 30, 2019, the total number of ordinary shares that can be created through a full exercise or definitive acquisition, depending on the case, of all of securities giving access to the capital and instruments issued to date amounts to 3,712,444 at a weighted average exercise price of €34.07 (this weighted average exercise price does not include the 644,295 of potential shares resulting from the definitive acquisition of free shares).